Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding at January 1, 2018	947	0.01	7.01	17,240
Granted	719	0.01
Exercised	(1,065)	0.01
Forfeited or expired	—

Outstanding at December 31, 2018	601	0.01	5.98	5,487

Vested at December 31, 2018	601	0.01		5,487

Exercisable at December 31, 2018	601	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $18.28 per Changyou ADS, or $9.14 per Class A ordinary share, on December 31, 2018 and the nominal exercise price of the share options.